Financial result (Details) - COP ($) $ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Finance income
Results from financial assets		$ 57,706	$ 507,574
Yields and interests		67,855	179,505
(Loss) gain on derivatives valuation		(9,931)	87,959
Gain in settlement of derivatives		16,031
Dividends		27	22
Other financial income		8,921	18,035
Finance income		140,609	793,095
Finance expenses
Loans and borrowings	[1]	(1,166,137)	(1,138,478)
Financial cost of other liabilities	[2]	(512,836)	(573,410)
Results from financial assets		(48,929)	(378,557)
Finance costs		(1,727,902)	(2,090,445)
Foreign exchange (loss) gain		(258,101)	32,991
Realized gain of other comprehensive income from the sale of a joint venture (Note 12)		361,728	0
Foreign exchange (loss) gain, net		103,627	32,991
Financial result, net		$ (1,483,666)	$ (1,264,359)

[1]	For the six month periods ended June 30, 2021, interest capitalized in natural resources and property, plant and equipment totaled $122,651(2020 – $129,458).
[2]	It includes the financial expense for the updating of the liability for abandonment costs, and the interest, net of post-employment benefits and other long-term employee benefits.